SCHEDULE OF MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	$ 160,558
Carrying value – June 30, 2026	157,091	$ 160,558
Cost as at June 30, 2026	283,368	274,428
Accumulated depreciation and impairment	(126,277)	(113,870)
Depletable mineral properties [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	73,312
Carrying value – June 30, 2026	70,791	73,312
Cost as at June 30, 2026	129,221	126,766
Accumulated depreciation and impairment	(58,430)	(53,454)
Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	12,189
Carrying value – June 30, 2026	12,189	12,189
Cost as at June 30, 2026	12,189	12,189
Accumulated depreciation and impairment
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	75,057
Carrying value – June 30, 2026	74,111	75,057
Cost as at June 30, 2026	141,958	135,473
Accumulated depreciation and impairment	(67,847)	(60,416)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	274,428	243,717
Additions	16,371	30,619
Change in decommissioning and restoration costs (note 12)	(5,909)	3,006
Disposals	(2,608)	(7,002)
Adjustments	1,086	4,088
Carrying value – June 30, 2026	283,368	274,428
Gross carrying amount [member] | Depletable mineral properties [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	126,766	115,721
Additions	5,726	9,212
Change in decommissioning and restoration costs (note 12)	(5,909)	3,006
Disposals		(3,244)
Adjustments	2,638	2,071
Carrying value – June 30, 2026	129,221	126,766
Gross carrying amount [member] | Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	12,189	12,189
Additions
Change in decommissioning and restoration costs (note 12)
Disposals
Adjustments
Carrying value – June 30, 2026	12,189	12,189
Gross carrying amount [member] | Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	135,473	115,807
Additions	10,645	21,407
Change in decommissioning and restoration costs (note 12)
Disposals	(2,608)	(3,758)
Adjustments	(1,552)	2,017
Carrying value – June 30, 2026	141,958	135,473
Accumulated depreciation amortisation [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	113,870	98,984
Disposals	(2,526)	(6,691)
Adjustments	(160)
Carrying value – June 30, 2026	126,277	113,870
Depletion, depreciation and amortization	15,093	21,577
Accumulated depreciation amortisation [member] | Depletable mineral properties [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	53,454	50,013
Disposals		(3,245)
Adjustments		(513)
Carrying value – June 30, 2026	58,430	53,454
Depletion, depreciation and amortization	4,976	7,199
Accumulated depreciation amortisation [member] | Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025
Disposals
Adjustments
Carrying value – June 30, 2026
Depletion, depreciation and amortization
Accumulated depreciation amortisation [member] | Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	60,416	48,971
Disposals	(2,526)	(3,446)
Adjustments	(160)	513
Carrying value – June 30, 2026	67,847	60,416
Depletion, depreciation and amortization	$ 10,117	$ 14,378